Aircraft and transportation service expenses (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Aircraft and Transportation Service Expenses

	2020	2019	2018
	RMB million	RMB million	RMB million
Landing and navigation fees	10,857	17,658	15,980
Ground service and other charges	7,886	8,933	8,399

	18,743	26,591	24,379